UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Credit Strategies Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JQC

Nuveen Credit Strategies Income Fund
Portfolio of Investments	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 151.1% (93.3% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 113.1% (69.8% of Total Investments) (4)

	Airlines – 3.8% (2.3% of Total Investments)

$15,277	American Airlines, Inc., Replacement Term Loan	2.993%	6/27/20	BB+	$15,303,375
3,000	American Airlines, Inc., Term Loan B, First Lien	3.490%	10/08/21	BB+	3,009,564
7,920	American Airlines, Inc., Term Loan B	3.493%	4/28/23	BB+	7,946,952
8,559	American Airlines, Inc., Term Loan B	3.494%	12/14/23	BB+	8,580,366
13,000	United Air Lines, Inc., Term Loan B, (WI/DD)	TBD	TBD	Baa3	13,054,847
47,756	Total Airlines				47,895,104

	Automobiles – 2.4% (1.5% of Total Investments)

12,356	Chrysler Group LLC, Term Loan	2.990%	12/31/18	BBB–	12,437,119
16,206	Formula One Group, Term Loan B	4.568%	2/01/24	B	16,246,929
1,400	Formula One Group, Term Loan, Second Lien	8.068%	7/29/22	CCC+	1,414,000
29,962	Total Automobiles				30,098,048

	Building Products – 0.2% (0.1% of Total Investments)

2,743	Quikrete Holdings, Inc., Initial Term Loan, First Lien	4.243%	11/15/23	BB–	2,766,557

	Capital Markets – 0.9% (0.6% of Total Investments)

8,764	RPI Finance Trust, Delayed Draw, Term Loan B6	3.155%	3/16/23	Baa2	8,805,545
2,850	RPI Finance Trust, Term Loan B6	3.153%	3/16/23		2,864,497
11,614	Total Capital Markets				11,670,042

	Chemicals – 4.5% (2.8% of Total Investments)

5,318	Ineos US Finance LLC, New 2022 Dollar Term Loan	3.743%	3/31/22	Ba2	5,360,817
4,067	Ineos US Finance LLC, New 2024 Dollar Term Loan	3.743%	4/01/24	Ba2	4,096,734
36,891	Univar, Inc., Term Loan B	3.743%	7/01/22	BB–	37,038,426
11,061	US Coatings Acquisition, Term Loan B	3.647%	2/01/23	BBB–	11,185,126
57,337	Total Chemicals				57,681,103

	Commercial Services & Supplies – 2.7% (1.7% of Total Investments)

19,340	ADS Waste Holdings, Inc., Term Loan B, First Lien	3.696%	11/10/23	BB	19,526,563
7,214	Monitronics International, Inc., Term Loan B2, First Lien	6.647%	9/30/22	B2	7,333,231
7,940	West Corporation, Refinanced Term Loan B12	3.546%	6/17/23	BB–	7,965,905
34,494	Total Commercial Services & Supplies				34,825,699

	Communications Equipment – 0.5% (0.3% of Total Investments)

912	Avaya, Inc., DIP Term Loan	8.500%	1/24/18	Baa3	938,498
3,296	Avaya, Inc., Term Loan B3, (5)	6.460%	10/26/17	N/R	2,764,174
826	Avaya, Inc., Term Loan B7, (5), (DD1)	6.460%	5/29/20	N/R	691,618
1,663	CommScope, Inc., Tranche 5, Term Loan B, First Lien	3.493%	12/29/22	Baa3	1,675,794
6,697	Total Communications Equipment				6,070,084

	Consumer Finance – 3.7% (2.3% of Total Investments)

28,150	First Data Corporation, New Dollar Term Loan	3.988%	7/08/22	BB	28,331,714
18,771	First Data Corporation, Term Loan B	3.491%	4/21/24	BB	18,803,223
46,921	Total Consumer Finance				47,134,937

	Containers & Packaging – 2.2% (1.4% of Total Investments)

1,624	Berry Plastics Holding Corporation, Term Loan I	3.507%	10/01/22	BB	1,636,337
26,662	Reynolds Group Holdings, Inc., Term Loan, First Lien, (DD1)	3.993%	2/05/23	B+	26,824,745
28,286	Total Containers & Packaging				28,461,082

NUVEEN	1

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Diversified Consumer Services – 4.5% (2.8% of Total Investments)

$7,612	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6/07/23	B+	$7,336,172
25,186	Hilton Hotels Corporation, Term Loan B2	2.991%	10/25/23	BBB–	25,422,136
24,645	Laureate Education, Inc., New Term Loan, (WI/DD)	TBD	TBD	B	24,675,851
57,443	Total Diversified Consumer Services				57,434,159

	Diversified Financial Services – 1.6% (1.0% of Total Investments)

20,636	WideOpenWest Finance LLC, New Term Loan B	4.554%	8/18/23	B1	20,796,340

	Diversified Telecommunication Services – 5.9% (3.6% of Total Investments)

6,484	Greeneden U.S. Holdings II LLC, Term Loan B	5.158%	12/01/23	B2	6,542,540
10,000	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.887%	6/30/19	B1	9,897,920
17,419	Level 3 Financing, Inc., Tranche B, Term Loan, (DD1)	3.241%	2/22/24	BBB–	17,497,405
41,000	Ziggo B.V., Term Loan E	3.494%	4/15/25	BB–	41,065,887
74,903	Total Diversified Telecommunication Services				75,003,752

	Electric Utilities – 0.2% (0.1% of Total Investments)

2,437	Vistra Operations Co., Term Loan B	3.753%	8/04/23	BB+	2,434,467
557	Vistra Operations Co., Term Loan C	3.743%	8/04/23	Ba2	556,621
2,994	Total Electric Utilities				2,991,088

	Electronic Equipment, Instruments & Components – 0.3% (0.2% of Total Investments)

3,876	Zebra Technologies Corporation Refinancing Term Loan B, First Lien	3.600%	10/27/21	BB+	3,918,898

	Energy Equipment & Services – 0.4% (0.2% of Total Investments)

5,948	Drill Rigs Holdings, Inc., Tranche B1, Term Loan, (5)	8.000%	3/31/21	CCC–	4,508,308

	Equity Real Estate Investment Trusts – 4.3% (2.6% of Total Investments)

20,575	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.000%	10/24/22	BB–	20,618,161
4,752	MGM Growth Properties, Term Loan B	3.295%	4/25/23	BB+	4,766,850
10,518	Realogy Group LLC, Term Loan B	3.242%	7/20/22	BB+	10,607,044
20,186	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B3	18,242,822
56,031	Total Equity Real Estate Investment Trusts				54,234,877

	Food & Staples Retailing – 3.3% (2.1% of Total Investments)

25,138	Albertson’s LLC, Term Loan B4	3.993%	8/25/21	BB	25,251,451
11,221	Albertson’s LLC, Term Loan B6	4.302%	6/22/23	BB	11,283,209
5,445	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	4.750%	2/03/24	B–	5,427,787
699	Supervalu, Inc., New Term Loan B	5.500%	3/21/19	BB–	704,866
42,503	Total Food & Staples Retailing				42,667,313

	Food Products – 3.4% (2.1% of Total Investments)

6,874	Jacobs Douwe Egberts, Term Loan B, (DD1)	3.438%	7/02/22	BB	6,908,077
6,477	Keurig Green Mountain, Inc., Term Loan A, First Lien	2.500%	3/03/21	BBB–	6,476,917
29,174	US Foods, Inc., New Term Loan B	3.743%	6/27/23	BB	29,465,887
42,525	Total Food Products				42,850,881

	Health Care Equipment & Supplies – 2.6% (1.6% of Total Investments)

4,781	Acelity, Term Loan B	4.397%	2/02/24	B1	4,795,832
4,505	ConvaTec, Inc., Term Loan B	3.493%	10/25/23	BB	4,572,563
13,633	Onex Carestream Finance LP, Term Loan, First Lien, (DD1)	5.147%	6/07/19	B+	13,551,755
10,172	Onex Carestream Finance LP, Term Loan, Second Lien	9.647%	12/09/19	B–	10,038,213
33,091	Total Health Care Equipment & Supplies				32,958,363

	Health Care Providers & Services – 4.7% (2.9% of Total Investments)

7,242	Community Health Systems, Inc., Term Loan G	3.798%	12/31/19	BB–	7,223,448
13,050	Community Health Systems, Inc., Term Loan H	4.048%	1/27/21	BB–	12,982,528
5,985	DJO Finance LLC, Term Loan B, First Lien	4.250%	6/08/20	B+	5,856,350
1,575	Envision Healthcare Corporation, Term Loan B, First Lien	4.150%	12/01/23	BB–	1,592,151

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Health Care Providers & Services (continued)

$11,446	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	CCC+	$6,199,752
16,874	MultiPlan, Inc., Term Loan B	4.897%	6/07/23	B+	17,112,972
2,681	National Mentor Holdings, Inc., Term Loan B	4.397%	1/31/21	B+	2,693,752
278	Quorum Health Corp., Term Loan B	7.795%	4/29/22	B2	277,815
5,897	U.S. Renal Care, Inc., Term Loan, First Lien	5.397%	12/30/22	B1	5,555,620
65,028	Total Health Care Providers & Services				59,494,388

	Health Care Technology – 1.8% (1.1% of Total Investments)

23,000	Emdeon, Inc., Closing Date Term Loan	3.750%	3/01/24	Ba3	23,092,414

	Hotels, Restaurants & Leisure – 7.0% (4.3% of Total Investments)

34,001	Burger King Corporation, Term Loan B3	3.309%	2/16/24	Ba3	34,061,388
1,444	CCM Merger, Inc., Term Loan B	4.243%	8/06/21	BB–	1,453,736
20,465	Life Time Fitness, Inc., Term Loan B	4.000%	6/10/22	BB–	20,535,827
12,627	Scientific Games Corporation, Initial Term Loan B3	4.994%	10/01/21	Ba3	12,824,181
15,616	Station Casino LLC, Term Loan B	3.500%	6/08/23	BB	15,653,862
4,975	YUM Brands, New Term Loan B	2.994%	6/16/23	BBB–	5,008,168
89,128	Total Hotels, Restaurants & Leisure				89,537,162

	Household Products – 2.4% (1.5% of Total Investments)

18,905	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.493%	9/07/23	Ba3	18,974,627
11,574	Serta Simmons Holdings LLC, Term Loan, First Lien, (DD1)	4.538%	11/08/23	B1	11,626,341
30,479	Total Household Products				30,600,968

	Independent Power & Renewable Electricity Producers – 1.0% (0.6% of Total Investments)

2,545	Calpine Corporation, Term Loan B1, First Lien	2.750%	11/30/17	BB	2,548,636
10,089	Dynegy, Inc., Tranche Term Loan C1	4.250%	2/07/24	BB	10,098,925
12,634	Total Independent Power & Renewable Electricity Producers				12,647,561

	Insurance – 0.8% (0.5% of Total Investments)

10,617	Hub International Holdings, Inc., Initial Term Loan	4.035%	10/02/20	B+	10,698,207

	Internet and Direct Marketing Retail – 1.7% (1.0% of Total Investments)

21,163	Travelport LLC, Term C Loan	4.289%	9/02/21	B+	21,348,585

	Internet Software & Services – 3.4% (2.1% of Total Investments)

15,345	Ancestry.com Inc., Term Loan, First Lien	4.250%	10/19/23	B1	15,512,844
1,995	Rackspace Hosting, Inc., Term Loan B, First Lien	4.535%	11/03/23	BB+	2,011,417
25,046	Sabre, Inc., New Term Loan B	3.743%	2/16/24	Ba2	25,312,288
42,386	Total Internet Software & Services				42,836,549

	IT Services – 1.3% (0.8% of Total Investments)

2,582	Global Payments, Inc., Term Loan B	3.045%	4/22/23	BBB–	2,598,318
1,600	Neustar Inc., Term Loan 2, (WI/DD)	TBD	TBD	BB	1,624,000
11,000	Tempo Acquisition LLC, Term Loan B, (WI/DD)	TBD	TBD	B1	11,027,500
1,859	Zayo Group LLC, Term Loan B2	3.500%	1/19/24	BB	1,873,287
17,041	Total IT Services				17,123,105

	Leisure Products – 0.1% (0.1% of Total Investments)

1,752	Academy, Ltd., Term Loan B	5.142%	7/01/22	B2	1,229,275

	Machinery – 0.4% (0.2% of Total Investments)

4,930	Rexnord LLC. Term Loan B, First Lien	3.889%	8/21/23	BB–	4,956,358

	Media – 8.9% (5.5% of Total Investments)

7,102	Acquisitions Cogeco Cable II L.P., Term Loan B	3.493%	11/30/19	BB	7,134,115
3,559	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/23/21	B1	3,491,579
1,852	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	1,778,233
1,358	Clear Channel Communications, Inc., Term Loan E	8.493%	7/30/19	Caa1	1,165,999

NUVEEN	3

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Media (continued)

$1,235	Clear Channel Communications, Inc., Tranche D, Term Loan	7.743%	1/30/19	Caa1	$1,060,883
31,597	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	Caa1	24,793,525
28,194	EMI Music Publishing LLC, Term Loan B4	3.736%	8/22/22	BB–	28,304,195
2,395	Getty Images, Inc., Term Loan B, First Lien	4.750%	10/18/19	B3	2,126,979
2,400	Lions Gate Entertainment Corporation, Term Loan B	3.982%	12/08/23	Ba2	2,416,488
422	Nexstar Broadcasting Group, Term Loan B, First Lien	3.994%	1/17/24	Ba3	425,180
4,351	Nexstar Broadcasting Group, Term Loan B, First Lien	3.994%	1/17/24	BB+	4,385,581
5,894	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.622%	8/14/20	B	5,914,011
26,686	Tribune Media Company, Term Loan C	3.993%	1/27/24	BB+	26,948,386
4,200	Univision Communications, Inc., Term Loan C5	3.750%	3/15/24	BB–	4,175,992
121,245	Total Media				114,121,146

	Metals & Mining – 0.5% (0.3% of Total Investments)

6,698	Fortescue Metals Group, Ltd., Term Loan B, First Lien	3.750%	6/30/19	BBB–	6,747,684

	Multiline Retail – 0.5% (0.3% of Total Investments)

4,207	Belk, Inc., Term Loan B, First Lien	5.905%	12/12/22	B	3,756,251
2,840	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB–	2,887,925
7,047	Total Multiline Retail				6,644,176

	Oil, Gas & Consumable Fuels – 1.6% (1.0% of Total Investments)

1,108	Crestwood Holdings LLC, Term Loan B	9.042%	6/19/19	B–	1,104,030
4,969	Fieldwood Energy LLC, Term Loan, First Lien	8.000%	8/31/20	B2	4,882,075
3,209	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	CCC–	2,550,775
9,242	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	8,410,302
4,520	Harvey Gulf International Marine, Inc., Term Loan B	5.637%	6/18/20	CCC+	2,923,180
23,048	Total Oil, Gas & Consumable Fuels				19,870,362

	Pharmaceuticals – 2.6% (1.6% of Total Investments)

30,697	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.328%	8/18/22	Ba3	30,903,721
2,051	Valeant Pharmaceuticals International, Inc., Series F3, Tranche B, Term Loan	5.740%	4/01/22	BB–	2,064,071
32,748	Total Pharmaceuticals				32,967,792

	Professional Services – 0.1% (0.0% of Total Investments)

910	Ceridian Corporation, Term Loan B2	4.501%	9/15/20	Ba3	908,221

	Real Estate Management & Development – 1.2% (0.8% of Total Investments)

15,490	Capital Automotive LP, Term Loan, First Lien	4.000%	3/21/24	Ba2	15,638,901

	Semiconductors & Semiconductor Equipment – 1.6% (1.0% of Total Investments)

6,417	Lumileds, Term Loan, First Lien, (WI/DD)	TBD	TBD	Ba3	6,496,875
3,685	Microsemi Corporation, Term Loan B	3.241%	1/17/23	BB	3,707,509
10,023	On Semiconductor Corp., New Term Loan B	3.243%	3/31/23	Ba1	10,089,238
20,125	Total Semiconductors & Semiconductor Equipment				20,293,622

	Software – 14.3% (8.8% of Total Investments)

4,061	Blackboard, Inc., Term Loan B4	6.158%	6/30/21	B+	4,077,366
27,011	BMC Software, Inc., Initial Term Loan B1, (DD1)	5.000%	9/10/22	B+	27,185,447
10,483	Compuware Corporation, Term Loan B2, First Lien	5.250%	12/15/21	B	10,535,140
27,466	Ellucian, Term Loan B, First Lien	4.397%	9/30/22	B	27,480,862
6,402	Informatica Corp., Term Loan B	4.647%	8/05/22	B	6,389,853
19,907	Infor (US), Inc., Term Loan B	3.897%	2/01/22	B1	19,908,378
15,169	Kronos Incorporated, Term Loan B, Second Lien	9.284%	11/01/24	CCC	15,805,779
2,993	Kronos Incorporated, Term Loan B, First Lien	5.034%	11/01/23	B	3,006,640
1,935	Micro Focus International PLC, New Term Loan, (WI/DD)	TBD	TBD	BB–	1,944,347
13,065	Micro Focus International PLC, Term Loan B, (WI/DD)	TBD	TBD	BB–	13,130,653
10,312	Micro Focus International PLC, Term Loan B2	3.672%	11/19/21	BB–	10,364,040
8,264	Misys, New Term Loan, First Lien, (WI/DD)	TBD	TBD	B	8,222,831
4,958	Misys, New Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC+	4,908,906

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Software (continued)

$11,252	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B1	3.243%	7/08/22	BB+	$11,343,441
934	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B2	3.243%	7/08/22	BB+	942,021
16,764	Tibco Software, Inc., Term Loan B	5.500%	12/04/20	B1	16,967,032
306	Uber Technologies, Inc., Term Loan B, First Lien	5.000%	7/13/23	N/R	306,431
181,282	Total Software				182,519,167

	Specialty Retail – 3.4% (2.1% of Total Investments)

7,447	Burlington Coat Factory Warehouse Corporation, Term Loan B4	3.700%	8/13/21	BB+	7,479,246
24,941	Gardner Denver, Inc., Term Loan, (DD1)	4.559%	7/30/20	B	24,967,867
2,803	Michaels Stores, Inc., Term Loan B1, First Lien	3.750%	1/30/23	BB+	2,803,335
3,923	Petco Animal Supplies, Inc., Term Loan B1	4.172%	1/26/23	B1	3,574,668
4,977	Petsmart Inc., Term Loan B, First Lien, (DD1)	4.020%	3/11/22	BB–	4,594,377
44,091	Total Specialty Retail				43,419,493

	Technology Hardware, Storage & Peripherals – 3.3% (2.1% of Total Investments)

33,255	Dell International LLC, New Term Loan B	3.500%	9/07/23	BBB–	33,433,877
8,734	Western Digital, Inc., New Term Loan B	3.743%	4/29/23		8,814,901
41,989	Total Technology Hardware, Storage & Peripherals				42,248,778

	Trading Companies & Distributors – 2.4% (1.5% of Total Investments)

19,091	Avolon, Term Loan B2, (DD1)	3.743%	3/21/22		19,401,286
10,824	HD Supply, Inc., Term Loan B	3.897%	8/13/21	BB	10,908,595
29,915	Total Trading Companies & Distributors				30,309,881

	Wireless Telecommunication Services – 0.7% (0.4% of Total Investments)

5,000	Sprint Corporation, Term Loan, First Lien	3.500%	2/02/24		5,009,895
2,493	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.172%	4/23/19	B	2,294,703
1,498	Syniverse Technologies, Inc., Tranche B, Term Loan	4.147%	4/23/19	B	1,379,263
8,991	Total Wireless Telecommunication Services				8,683,861
$1,457,497	Total Variable Rate Senior Loan Interests (cost $1,452,900,927)				1,441,904,291

Shares	Description (1)				Value

	COMMON STOCKS – 0.5% (0.3% of Total Investments)

	Diversified Consumer Services – 0.3% (0.2% of Total Investments)

403,318	Cengage Learning Holdings II LP, (6)				$3,831,521

	Energy Equipment & Services – 0.1% (0.1% of Total Investments)

10,935	Vantage Drill International, (6), (7)				1,858,950

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

227,437	Millennium Health LLC, (6)				250,181

	Media – 0.1% (0.0% of Total Investments)

51,720	Affinion Group Holdings, Inc., (6), (7)				646,502
17,988	Tribune Media Company, (8)				—
	Total Media				646,502
	Total Common Stocks (cost $23,733,817)				6,587,154

Shares	Description (1), (9)				Value

	EXCHANGE-TRADED FUNDS – 7.3% (4.5% of Total Investments)

2,571,083	PowerShares Senior Loan Portfolio				$59,854,812
127,700	SPDR® S&P® Oil & Gas Equipment & Services ETF				2,266,675
456,200	SPDR® S&P® Bank ETF				19,443,244
417,900	VanEck Vectors Oil Services ETF				11,646,873
	Total Exchange-Traded Funds (cost $96,367,880)				93,211,604

NUVEEN	5

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 30.2% (18.7% of Total Investments)

	Commercial Services & Supplies – 0.3% (0.2% of Total Investments)

$3,900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$3,904,875

	Communications Equipment – 2.1% (1.3% of Total Investments)

19,375	Avaya Inc., 144A	7.000%	4/01/19	N/R	16,226,562
9,250	Avaya Inc., 144A	10.500%	3/01/21	N/R	1,248,750
8,510	CommScope Technologies Finance LLC, 144A, (10)	6.000%	6/15/25	BB–	9,073,788
37,135	Total Communications Equipment				26,549,100

	Diversified Telecommunication Services – 2.8% (1.7% of Total Investments)

7,000	CenturyLink Inc.	5.625%	4/01/20	BB+	7,428,750
8,000	CenturyLink Inc.	6.450%	6/15/21	BB+	8,640,000
4,612	Inelsat Connect Finance SA, 144A	12.500%	4/01/22	CC	4,058,560
3,413	IntelSat Limited	7.750%	6/01/21	Ca	1,975,274
23,355	IntelSat Limited	8.125%	6/01/23	Ca	13,312,350
46,380	Total Diversified Telecommunication Services				35,414,934

	Electrical Equipment – 0.2% (0.1% of Total Investments)

2,000	Park Aerospace Holdings Limited, 144A	5.250%	8/15/22	BB	2,112,500

	Equity Real Estate Investment Trusts – 1.2% (0.7% of Total Investments)

13,950	Communications Sales & Leasing Inc., (10)	8.250%	10/15/23	BB–	14,887,301

	Food & Staples Retailing – 0.1% (0.0% of Total Investments)

1,000	Rite Aid Corporation, 144A	6.125%	4/01/23	B	990,000

	Health Care Equipment & Supplies – 0.9% (0.6% of Total Investments)

3,500	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	3,683,750
7,000	Tenet Healthcare Corporation, 144A	7.500%	1/01/22	Ba3	7,490,000
10,500	Total Health Care Equipment & Supplies				11,173,750

	Health Care Providers & Services – 0.9% (0.6% of Total Investments)

7,500	DJO Finco Inc / DJO Finance LLC / DJO Finance Corporation, 144A	8.125%	6/15/21	CCC	6,675,000
4,000	IMS Health Incorporated, 144A	5.000%	10/15/26	BB+	4,110,000
1,000	MPH Acquisition Holdings LLC, 144A	7.125%	6/01/24	B–	1,075,000
12,500	Total Health Care Providers & Services				11,860,000

	Hotels, Restaurants & Leisure – 2.3% (1.4% of Total Investments)

8,500	Scientific Games Corporation, 144A	7.000%	1/01/22	Ba3	9,100,270
18,750	Scientific Games International Inc., (10)	10.000%	12/01/22	B–	20,310,938
27,250	Total Hotels, Restaurants & Leisure				29,411,208

	Media – 5.2% (3.2% of Total Investments)

604	Affinion International Holdings Co, 144A	7.500%	7/30/18	B–	601,323
2,860	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB–	2,985,125
4,000	CCO Holdings LLC Finance Corporation, 144A, (10)	5.125%	5/01/23	BB+	4,175,000
7,000	CSC Holdings Inc., 144A	5.500%	4/15/27	Ba1	7,236,250
19,000	Dish DBS Corporation, (10)	5.125%	5/01/20	Ba3	19,855,000
3,000	Dish DBS Corporation	6.750%	6/01/21	Ba3	3,262,500
6,000	Dish DBS Corporation, (10)	7.750%	7/01/26	Ba3	7,027,500
10,609	iHeartCommunications, Inc.	9.000%	12/15/19	Caa1	8,752,425
41,426	iHeartCommunications, Inc., PIK	14.000%	2/01/21	Ca	12,013,399
300	iHeartCommunications, Inc.	9.000%	3/01/21	Caa1	228,000
94,799	Total Media				66,136,522

	Multiline Retail – 0.6% (0.4% of Total Investments)

7,375	Dollar Tree, Inc., (10)	5.750%	3/01/23	BB	7,824,875

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Oil, Gas & Consumable Fuels – 3.9% (2.4% of Total Investments)

$7,000	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	$5,390,000
21,000	Chesapeake Energy Corporation, 144A	8.000%	12/15/22	B+	22,128,750
4,000	Oasis Petroleum Inc.	6.875%	3/15/22	B+	4,050,000
18,000	Whiting Petroleum Corporation, (10)	5.000%	3/15/19	BB–	18,180,000
50,000	Total Oil, Gas & Consumable Fuels				49,748,750

	Pharmaceuticals – 0.1% (0.1% of Total Investments)

4,850	Concordia Healthcare Corporation, 144A	9.500%	10/21/22	CCC	945,750

	Semiconductors & Semiconductor Equipment – 1.3% (0.8% of Total Investments)

3,167	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	3,515,370
1,719	Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	1,828,586
10,625	Micron Technology, Inc., (10)	7.500%	9/15/23	Baa2	11,900,000
15,511	Total Semiconductors & Semiconductor Equipment				17,243,956

	Software – 0.6% (0.4% of Total Investments)

2,830	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC+	3,134,225
5,000	BMC Software Finance Inc., 144A, (10)	8.125%	7/15/21	CCC+	5,084,400
7,830	Total Software				8,218,625

	Specialty Retail – 0.3% (0.2% of Total Investments)

9,500	Claires Stores, Inc., 144A	9.000%	3/15/19	CCC–	4,393,750

	Technology Hardware, Storage & Peripherals – 1.4% (0.9% of Total Investments)

5,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A, (10)	5.875%	6/15/21	BB+	5,300,000
5,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A, (10)	7.125%	6/15/24	BB+	5,526,635
7,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A, (10)	6.020%	6/15/26	BBB–	7,710,479
17,000	Total Tech Hardware, Storage & Peripherals				18,537,114

	Wireless Telecommunication Services – 6.0% (3.7% of Total Investments)

7,000	Altice Financing SA, 144A, (10)	6.625%	2/15/23	BB–	7,411,250
1,000	Hughes Satellite Systems Corporation, 144A	6.625%	8/01/26	BB–	1,027,500
6,000	Hughes Satellite Systems Corporation, 144A	5.250%	8/01/26	BBB–	6,105,000
12,000	Sprint Communications Inc., (10)	7.000%	8/15/20	B+	13,005,000
2,500	Sprint Corporation	7.250%	9/15/21	B+	2,734,375
29,000	Sprint Corporation, (10)	7.875%	9/15/23	B+	32,552,500
12,000	T-Mobile USA Inc., (10)	6.375%	3/01/25	BB	13,113,840
69,500	Total Wireless Telecommunication Services				75,949,465
$430,980	Total Corporate Bonds (cost $424,460,646)				385,302,475
	Total Long-Term Investments (cost $1,997,463,270)				1,927,005,524

NUVEEN	7

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 10.9% (6.7% of Total Investments)

	REPURCHASE AGREEMENTS – 10.9% (6.7% of Total Investments)

$139,131	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/17, repurchase price $139,131,801, collateralized by: $66,175,000 U.S. Treasury Bonds, 8.500%, due 2/15/20, value $80,215,548; $58,660,000 U.S. Treasury Notes, 0.125%, due 4/15/20, value $61,700,641	0.090%	5/01/17	$139,130,758
	Total Short-Term Investments (cost $139,130,758)			139,130,758
	Total Investments (cost $2,136,594,028) – 162.0%			2,066,136,282
	Borrowings – (44.0)% (11), (12)			(561,000,000)
	Reverse Repurchase Agreements – (11.4)% (13)			(145,000,000)
	Other Assets Less Liabilities – (6.6)% (14)			(84,491,546)
	Net Assets Applicable to Common Shares – 100%			$1,275,644,736

Investments in Derivatives as of April 30, 2017

Credit Default Swaps

Clearing Broker	Referenced Entity	Buy/Sell Protection (15)	Current Credit Spread (16)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC*	CDX.NA.HY.26	Sell	4.40%	$19,800,000	5.000%	6/20/21	$1,834,008	$10,393	$1,412,362
*	ICE Clear Credit LLC is the clearing house for this transaction.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$1,441,904,291	$—		$1,441,904,291
Common Stocks	4,081,702	2,505,452	—	*	6,587,154
Exchange-Traded Funds	93,211,604	—	—		93,211,604
Corporate Bonds	—	385,302,475	—		385,302,475

Short-Term Investments:
Repurchase Agreements	—	139,130,758	—		139,130,758

Investments in Derivatives:
Credit Default Swaps**	—	1,412,362	—		1,412,362
Total	$97,293,306	$1,970,255,338	$—		$2,067,548,644
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

8	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2017, the cost of investments (excluding investments in derivatives) was $2,145,207,375.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2017, were as follows:

Gross unrealized:
Appreciation	$37,873,623
Depreciation	(116,944,716)
Net unrealized appreciation (depreciation) of investments	$(79,071,093)

NUVEEN	9

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.

(11)	Borrowings as a percentage of Total Investments is 27.2%.

(12)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives or reverse repurchase agreements, when applicable) in the Portfolio of Investments as collateral for borrowings.

(13)	Reverse Repurchase Agreements as a percentage of Total Investments is 7.0%.

(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(15)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(16)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

PIK	All or a portion of this security is payment-in-kind.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

ETF	Exchange-Traded Fund

S&P	Standard & Poor’s

ICE	International Exchange

10	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Credit Strategies Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: June 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2017